Federal Coal Lease Obligations	12 Months Ended
Dec. 31, 2013
Federal Coal Lease Obligations
Federal Coal Lease Obligations

12.  Federal Coal Lease Obligations

At December 31, federal coal lease obligations comprise (in thousands):

	2013	2012
Federal coal lease obligations, current	$58,958	$63,191
Federal coal lease obligations, noncurrent	63,970	122,928
Total federal coal lease obligations	$122,928	$186,119

Our federal coal leases, as reflected in the consolidated balance sheets, consist of discounted obligations payable to the Bureau of Land Management of the U.S. Department of the Interior (the “BLM”).

As of December 31, we have federal coal lease payments, as follows (in thousands):

		Imputed	2013		2012
	Annual	Interest	Carrying	Fair	Carrying	Fair
Payment Dates	Payment	Rate	Value	Value (1)	Value	Value
May 1, 2009 — 2013	$9,620	8.70%	—	—	8,852	9,532
July 1, 2011 — 2015	$59,545	8.50%	105,460	116,664	152,078	171,075
September 1, 2011 — 2015	$9,862	8.50%	17,467	19,255	25,189	28,196
			$122,928	$135,919	$186,119	$208,803

(1)                                 The fair value of estimates for federal coal lease obligations were determined by discounting the remaining lease payments using a current estimate of the credit-adjusted, risk-free rate based on our current credit rating, which are considered Level 2 in the fair value hierarchy.

Future payments on federal coal leases are as follows (in millions):

Year Ended December 31,
2014	69,407
2015	69,407
Total	138,814
Less: imputed interest	15,886
Total principal payments	122,928
Less: current portion	58,958
Long-term federal coal leases payable	$63,970